ATR QM Data Fields

Loans in Report: 4

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXX	1000152	Not covered/exempt	No	No
XXXXXXXXX	1000153	Not covered/exempt	No	No
XXXXXXXXX	1000154	Not covered/exempt	No	No
XXXXXXXXX	1000155	Not covered/exempt	No	No
4